Sector Weightings
Cambria Emerging Shareholder Yield ETF
Information Technology	23.3%
Energy	17.7%
Financials	16.2%
Materials	12.0%
Consumer Discretionary	10.4%
Industrials	9.4%
Utilities	4.3%
Consumer Staples	3.4%
Health Care	2.2%
Real Estate	1.1%
100.0%

Cambria Emerging Shareholder Yield ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Common Stocks - 98.8% Brazil - 5.3%
Cia de Saneamento de Minas Gerais Copasa MG	584,800	$2,515,358
Cielo SA	2,735,600	2,722,127
Petroleo Brasileiro SA	361,200	3,099,187
Telefonica Brasil SA	235,000	2,433,292
Ultrapar Participacoes SA	619,200	3,521,931
		14,291,895

China - 17.6%
Anhui Conch Cement Co. Ltd. - Class H	602,000	1,207,396
Bank of Communications Co. Ltd. - Class H	4,300,000	2,541,075
China Coal Energy Co. Ltd. - Class H	2,924,000	3,201,535
China Petroleum & Chemical Corp. - Class H	5,598,000	2,907,141
China Shenhua Energy Co. Ltd. - Class H	1,204,000	4,550,834
Dongfeng Motor Group Co. Ltd. - Class H	5,588,000	2,158,591
E-Commodities Holdings Ltd.	12,384,000	2,344,390
Fufeng Group Ltd.	4,816,000	2,611,917
Huadian Power International Corp. Ltd. - Class H	7,750,000	3,717,407
JNBY Design Ltd.	1,634,000	2,090,062
Lonking Holdings Ltd.	7,396,000	1,191,995
People's Insurance Co. Group of China Ltd. - Class H	8,231,000	2,558,386
PetroChina Co. Ltd. - Class H	5,046,000	3,646,723
SciClone Pharmaceuticals Holdings Ltd. (a)	1,474,000	2,092,799
Shenzhen Expressway Corp. Ltd. - Class H	2,408,000	1,931,217
Tianli International Holdings Ltd.	9,460,000	3,654,308
Yankuang Energy Group Co. Ltd. - Class H	2,064,000	4,234,685
		46,640,461

Czech Republic - 0.9%
CEZ AS	62,753	2,377,416

Hong Kong - 0.9%
China Medical System Holdings Ltd.	1,720,000	2,464,073

India - 8.3%
Bank of Baroda	771,696	2,300,859
Coal India Ltd.	829,518	4,057,003
Indian Bank	833,031	5,004,080
Oil & Natural Gas Corp. Ltd.	1,216,332	3,694,676
Oil India Ltd.	823,446	4,229,093
Vedanta Ltd.	878,370	2,896,565
		22,182,276

Indonesia - 1.4%
Indo Tambangraya Megah Tbk PT	1,066,400	1,828,018
United Tractors Tbk PT	1,204,000	1,751,065
		3,579,083

Mexico - 4.0%
Arca Continental SAB de CV	344,000	3,910,986
Banco del Bajio SA (a)	997,600	3,807,474
GCC SAB de CV	292,400	3,395,350
		11,113,810

Poland - 2.6%
Powszechna Kasa Oszczednosci Bank Polski SA	276,112	3,516,779
Powszechny Zaklad Ubezpieczen SA	290,936	3,513,771
		7,030,550

Russia - 0.0%(c)
Alrosa PJSC(d)	538,800	0
Federal Grid Co. Unified Energy System(b)(d)	328,200,000	4
Gazprom Neft PJSC(d)	223,200	0
Gazprom PJSC(d)	423,000	0
Inter RAO UES PJSC(d)	11,040,000	0
LUKOIL PJSC(d)	17,160	0
Magnitogorsk Iron & Steel Works PJSC(c)(d)	1,560,000	0
NovaBev Group PJSC(d)	20,340	0
Novolipetsk Steel PJSC(b)(d)	458,400	0
OGK-2 PJSC(d)	94,200,000	1
Sberbank of Russia PJSC(d)	276,600	0
Severstal PAO(b)(d)	85,200	0
Unipro PJSC(b)(d)	21,240,000	0
		5

South Africa - 15.0%
AECI Ltd.	474,688	2,567,841
African Rainbow Minerals Ltd.	226,100	2,239,927
Exxaro Resources Ltd.	208,508	2,085,581
Investec Ltd.	553,308	3,661,630
Investec PLC	563,036	3,725,405
Kumba Iron Ore Ltd.	85,004	2,510,779
Motus Holdings Ltd.	545,916	3,055,205
Nedbank Group Ltd.	199,428	2,316,763
Reunert Ltd.	987,482	3,173,023
Sanlam Ltd.	636,164	2,427,090
Sasol Ltd.	149,166	1,308,295
Sibanye Stillwater Ltd.	1,022,936	1,250,088
Thungela Resources Ltd.	195,176	1,250,127
Tiger Brands Ltd.	228,738	2,564,162
Truworths International Ltd.	1,313,082	5,475,355
		39,611,271

South Korea – 12.2%
Aekyung Chemical Co. Ltd.	185,789	1,759,542
DB Insurance Co. Ltd.	43,344	2,854,634
Doosan Bobcat, Inc.	56,459	2,153,196
GS Holdings Corp.(b)	81,190	2,816,541
Hanmi Semiconductor Co. Ltd.	174,332	7,667,394
HD Hyundai Construction Equipment Co. Ltd.(b)	56,608	2,163,120
Kia Corp.	45,337	3,495,431
KT&G Corp.	39,406	2,674,996
LX Semicon Co. Ltd.	37,692	2,162,070
S-Oil Corp.	42,249	2,205,631
SSANGYONG C&E Co. Ltd.	482,601	2,180,410
		32,132,965
Taiwan - 27.7%(e)
Asustek Computer, Inc.	344,000	4,896,308
Catcher Technology Co. Ltd.	516,000	3,206,505
Chicony Electronics Co. Ltd.	860,000	4,519,881
China Motor Corp.	733,000	2,681,465
Dimerco Express Corp.	1,440,054	4,025,774
Evergreen Marine Corp. Taiwan Ltd.	623,000	2,995,623
Generalplus Technology, Inc.	1,548,000	2,561,907
Global Mixed Mode Technology, Inc.	277,000	2,177,095
Holy Stone Enterprise Co. Ltd.	900,000	2,702,919
Huaku Development Co. Ltd.	860,000	2,613,013
IEI Integration Corp.	1,376,000	3,429,064
ITE Technology, Inc.	1,032,000	5,011,709
L&K Engineering Co. Ltd.	522,000	2,851,867
Nantex Industry Co. Ltd.	2,064,000	2,383,859
Novatek Microelectronics Corp.	174,000	2,840,748
O-TA Precision Industry Co. Ltd.	860,000	2,439,911
Radiant Opto-Electronics Corp.	688,000	3,044,394
Systex Corp.	860,000	3,173,533
TaiDoc Technology Corp.	516,000	2,637,742
Taiwan Semiconductor Co. Ltd.	813,000	2,090,976
Transcend Information, Inc.	860,000	2,165,146
Tripod Technology Corp.	688,000	4,121,472
Utechzone Co. Ltd.	948,000	2,271,602
Winstek Semiconductor Co. Ltd.	733,000	2,857,106
		73,699,619

Turkey - 2.9%
Enerjisa Enerji AS (a)	2,765,652	5,071,957
Turkiye Petrol Rafinerileri AS	514,321	2,542,368
		7,614,325
Total Common Stocks (Cost $250,256,061)		262,737,749

Rights - 0.0%(d)	Contracts
Taiwan - 0.0%(c)
L&K Engineering Co. Ltd., Expires 03/07/2024, Exercise Price $115.00(b)(d)	12,946	23,162
TOTAL RIGHTS (Cost $17,609)		23,162

Short-Term Investments - 1.0%	Shares
Money Market Funds - 1.0%
First American Treasury Obligations Fund - Class X, 5.25%(f)	2,782,372	2,782,372
Total Short Term Investments (Cost $2,782,372)		2,782,372

Total Investments - 99.8% (Cost $253,056,042)	265,543,283
Other Assets in Excess of Liabilities - 0.2%	650,344
Total Net Assets - 100.0%	$266,193,627

Percentages are stated as a percent of net assets.
AS – Turkish Joint Stock Company
PAO – Russian Public Stock Company
PJSC – Private Joint Stock Company

PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $10,972,230 or 4.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $23,167 or 0.0% of net assets as of January 31, 2024.

(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Cambria Emerging Shareholder Yield ETF
	Level 1	Level 2	Level 3 (a)	Total
Investments:
Common Stocks
Brazil	$14,291,895	$–	$–	$14,291,895
China	46,640,461	–	–	46,640,461
Czech Republic	2,377,416	–	–	2,377,416
Hong Kong	2,464,073	–	–	2,464,073
India	22,182,276	–	–	22,182,276
Indonesia	3,579,083	–	–	3,579,083
Mexico	11,113,810	–	–	11,113,810
Poland	7,030,550	–	–	7,030,550
Russia	–	–	5	5
South Africa	39,611,271	–	–	39,611,271
South Korea	32,132,965	–	–	32,132,965
Taiwan	73,699,619	–	–	73,699,619
Turkey	7,614,325	–	–	7,614,325
Common Stocks - Total	$262,737,744	$–	$5	$262,737,749
Rights	–	–	23,162	23,162
Short-Term Investments	2,782,372	–	–	2,782,372
Total Investments	$265,520,116	$–	$23,167	$265,543,283

(a)
 A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.